Leases	12 Months Ended
Jun. 30, 2012
Leases [Abstract]
LEASES
LEASES
The Company leases its corporate headquarters facility along with many service center and distribution center facilities, vehicles and equipment under non-cancelable lease agreements accounted for as operating leases. The minimum annual rental commitments under non-cancelable operating leases as of June 30, 2012 are as follows:

During Fiscal Years
2013	$23,500
2014	18,000
2015	14,300
2016	9,600
2017	5,100
Thereafter	11,100
Total minimum lease payments	$81,600

Rental expenses incurred for operating leases, principally from leases for real property, vehicles and computer equipment were $31,200 in 2012, $31,400 in 2011 and $30,700 in 2010.